Short-term borrowings	12 Months Ended
Mar. 31, 2021
Short-term borrowings
15
. Short-term borrowings
Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2020 and March 31, 2021 comprised of the following:

	As of March 31,
	2020		2021		2021
	(In millions)
Borrowed in the call market	Rs.	11,339.8	Rs.	8,860.5	US$	121.1
Term borrowings from institutions/banks		73,737.9		27,411.6		374.8
Foreign currency borrowings		292,339.9		202,992.0		2,775.4

Total	Rs.	377,417.6	Rs.	239,264.1	US$	3,271.3

Total borrowings outstanding:
Maximum amount outstanding	Rs.	971,364.0	Rs.	384,035.9	US$	5,250.7
Average amount outstanding	Rs.	493,786.9	Rs.	223,582.3	US$	3,056.9
Weighted average interest rate		3.2%		1.4%		1.4%